Investments (Allowance for Credit Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Allowance for Loan and Lease Losses [Roll Forward]
Balance, beginning of year	$ 37,715	$ 37,689	$ 20,263
Addition to (release of) allowance for expected losses	20,486	9,393	17,426
Write-downs charged against allowance	(7,011)	(9,367)
Total ending balance	51,190	37,715	37,689
Commercial mortgage loans
Allowance for Loan and Lease Losses [Roll Forward]
Balance, beginning of year	33,004	36,758	19,665
Addition to (release of) allowance for expected losses	12,327	5,613	17,093
Write-downs charged against allowance	(1,915)	(9,367)
Total ending balance	43,416	33,004	36,758
Agricultural Property Loans
Allowance for Loan and Lease Losses [Roll Forward]
Balance, beginning of year	4,711	931	598
Addition to (release of) allowance for expected losses	2,573	3,780	333
Write-downs charged against allowance	(5,096)	0
Total ending balance	2,188	4,711	931
Residential mortgage loans
Allowance for Loan and Lease Losses [Roll Forward]
Balance, beginning of year	0	0	0
Addition to (release of) allowance for expected losses	5,586	0	0
Write-downs charged against allowance	0	0
Total ending balance	$ 5,586	$ 0	$ 0